UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2002

Check here if Amendment [   ];            Amendment Number:
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Morton H. Sachs & Company, DBA The Sachs Company
Address:   1346 South Third Street
           Louisville, Kentucky  40208


          ------------------------------------------------------------

Form 13F File Number:    28-1718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
Title:     President
Phone:     (502) 636-5282

Signature, Place, and Date of Signing:

\S\                         Louisville, Kentucky             August 12, 2002
------------------------    --------------------             ----------------
[Signature]                   [City, State]                      [Date]

Report Type          (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28- _________________          __________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   89

Form 13F Information Table Value Total:             $ 82,479
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

           ____           28-1718                 ______________________

           [Repeat as necessary.]


                                The Sachs Company
                                   13F Report
                                  June 30, 2002

                             CUSIP        Market                         Investment Discretion                 Voting Authority
                                                                     ------------------------------ --------------------------------
    Name of Issuer          Number         Value         Shares      (A) Sole  (B) Shared (C) Other   (A) Sole  (B) Shared (C) Other

ABBOTT LABORATORIES         002824100     $ 591,105      15,700           X                                                   15,700
ABIOMED INC                 003654100       362,901      42,800           X                                                   42,800
AIR PRODUCTS & CHEMIC       009158106       365,807       7,248           X                                                    7,248
AMERISERV FINANCIAL I       03074A102     1,656,128     361,600           X                                                  361,600
AMSOUTH BANCORPORATIO       032165102       209,365       9,355           X                                                    9,355
ANALOG DEVICES INC          032654105       445,500      15,000           X                                                   15,000
BB&T CORP COM               054937107       339,757       8,802           X                                                    8,802
BP AMOCO LP ADR             055622104       544,888      10,792           X                                                   10,792
BANK ONE CORP               06423A103     1,517,189      39,428           X                                                   39,428
BANK OF AMERICA             060505104       348,282       4,950           X                                                    4,950
BARNES & NOBLE INC          067774109     1,128,561      42,700           X                                                   42,700
BAY VIEW CAP CORP DEL       07262L101     1,958,896     305,600           X                                                  305,600
BELLSOUTH CORP              079860102       382,095      12,130           X                                                   12,130
BRISTOL MYERS SQUIBB        110122108       244,150       9,500           X                                                    9,500
CABLE & WIRELESS PUB        126830207       164,724      21,200           X                                                   21,200
CHEVRONTEXACO CORPORA       166764100       395,506       4,469           X                                                    4,469
CHIEF CONSOLIDATED MI       168628105         7,392      22,400           X                                                   22,400
CINERGY CORP                172474108       431,880      12,000           X                                                   12,000
CITIGROUP INC               172967101       555,365      14,332           X                                                   14,332
COMPASS BANCSHARES IN       20449H109     2,268,000      67,500           X                                                   67,500
DISNEY, WALT CO             254687106       226,800      12,000           X                                                   12,000
ERICSSON LM TELEPHONE       294821400       197,280     137,000           X                                                  137,000
EXXON MOBIL CORPORATI       30231G102     2,194,130      53,620           X                                                   53,620
FEDERAL RLTY INVT TR        313747206     1,235,866      44,600           X                                                   44,600
FELCOR LODGING TR INC       31430F101     1,778,115      96,900           X                                                   96,900
FIFTH THIRD BANCORP         316773100       681,563      10,226           X                                                   10,226
FIRST TENN NATL CORP        337162101     1,045,590      27,300           X                                                   27,300
FOREST LABORATORIES I       345838106       708,000      10,000           X                                                   10,000
GENERAL ELECTRIC CO         369604103       437,871      15,073           X                                                   15,073
GOLDEN ST VINTNERS IN       38121K208       146,055      53,500           X                                                   53,500
GREY GLOBAL GROUP INC       39787M108       310,504         450           X                                                      450
HEALTH NET INC              42222G108     1,675,802      62,600           X                                                   62,600
HILTON HOTELS CORP CO       432848109       368,350      26,500           X                                                   26,500
HUMANA INC                  444859102     1,250,400      80,000           X                                                   80,000
HUNTINGTON BANCSHARES       446150104       684,069      35,225           X                                                   35,225
ISTAR FINL INC COM          45031U101       912,000      32,000           X                                                   32,000
IMMUCOR INC                 452526106       258,170      11,000           X                                                   11,000
INTERLEUKIN GENETICS        458738101        45,820      58,000           X                                                   58,000
INTERNATIONAL BUSINES       459200101       259,200       3,600           X                                                    3,600
ISHARES TR RUSSELL 20       464287648       281,430       5,900           X                                                    5,900
ISHARES TR RSSLL 2000       464287655       362,600       4,000           X                                                    4,000
JDN RLTY CORP COM           465917102       175,000      14,000           X                                                   14,000
KROGER CO                   501044101       591,985      29,748           X                                                   29,748
LEGG MASON INC              524901105       296,040       6,000           X                                                    6,000
MCKESSON HBOC INC           58155Q103       719,400      22,000           X                                                   22,000
MIDLAND CO                  597486109       454,230      18,000           X                                                   18,000
NATIONAL CITY CORP          635405103     1,495,452      44,976           X                                                   44,976
NATIONWIDE HEALTH PPT       638620104     3,500,625     186,700           X                                                  186,700
NORTH FORK BANCORP IN       659424105     3,328,116      83,600           X                                                   83,600
NOVARTIS AG SPONSORE        66987V109     1,939,478      44,250           X                                                   44,250
OHIO CASUALTY CORP          677240103     3,262,490     156,100           X                                                  156,100
ORBITAL SCIENCE CORP.       685564AC0       660,625     700,000           X                                                  700,000
PNC FINANCIAL CORP          693475105     1,498,449      28,662           X                                                   28,662
PTEK HLDGS INC COM          69366M104       415,437      71,875           X                                                   71,875
PACIFIC NORTHWEST BAN       69466M103       527,742      16,850           X                                                   16,850
PACIFICARE HLTH SYS I       695112102     1,006,400      37,000           X                                                   37,000
PAPA JOHNS INTL INC C       698813102       534,240      16,000           X                                                   16,000
PFIZER INC                  717081103     1,781,500      50,900           X                                                   50,900
PHILIP MORRIS COS INC       718154107       561,288      12,850           X                                                   12,850
PHILLIPS PETROLEUM CO       718507106       365,056       6,200           X                                                    6,200
PROCTER & GAMBLE COMP       742718109     1,876,997      21,019           X                                                   21,019
PROVIDENT FINANCIAL G       743866105       219,751       7,575           X                                                    7,575
PROVIDIAN FINANCIAL C       74406A102     2,082,461     354,160           X                                                  354,160
PULASKI FINANCIAL COR       745548107       368,600      19,000           X                                                   19,000
QUALCOMM INC                747525103     1,569,679      57,100           X                                                   57,100
RFS HOTEL INVESTORS I       74955J108       158,418      11,700           X                                                   11,700
RAILAMERICA INC COM         750753105       196,708      18,180           X                                                   18,180
REGIS CORP                  758932107     4,216,990     156,075           X                                                  156,075
SCICLONE PHARMACEUTIC       80862K104       148,000      74,000           X                                                   74,000
SENIOR HSG PPTYS TR S       81721M109     2,552,035     162,550           X                                                  162,550
SONY CORP - ADR             835699307       212,400       4,000           X                                                    4,000
SOTHEBY HOLDINGS INC        835898107       698,250      49,000           X                                                   49,000
SOUTHERN CO                 842587107       219,200       8,000           X                                                    8,000
SOUTHWEST GAS CORP          844895102       235,125       9,500           X                                                    9,500
SUNRISE ASSISTED LIVI       86768K106     1,937,640      72,300           X                                                   72,300
SUNTRUST BANKS INC          867914103       270,880       4,000           X                                                    4,000
SYPRIS SOLUTIONS INC        871655106       765,240      42,000           X                                                   42,000
SYSCO CORP                  871829107       696,832      25,600           X                                                   25,600
TBC CORP                    872180104       524,040      33,000           X                                                   33,000
TJX COS INC                 872540109       244,576      12,472           X                                                   12,472
T-NETIX INC                 872597109       227,130      67,800           X                                                   67,800
TARGET CORP                 87612E106       419,100      11,000           X                                                   11,000
TRICO BANCSHARES            896095106     1,032,720      39,000           X                                                   39,000
U S BANCORP                 902973304     1,170,379      50,123           X                                                   50,123
UNION PLANTERS CORP         908068109     4,010,643     123,900           X                                                  123,900
WACHOVIA GROUP COM          929903102       317,848       8,325           X                                                    8,325
WAVE SYSTEMS CORP           943526103        44,759      31,300           X                                                   31,300
WEBSTER FINANCIAL COR       947890109     3,503,549      91,620           X                                                   91,620
YUM BRANDS INC COM          988498101       468,000      16,000           X                                                   16,000

                                          --------------------------                                                    ------------
TOTAL                                      $ 82,478,609   4,933,010                                                       4,933,010
                                          ==========================                                                    ============
